Financial Risk Management_Objectives Policies And Processes For Managing Capital(Details) ₩ in Millions	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Disclosure Of Objectives Policies And Processes For Managing Capital Abstract [Abstract]
Minimum Common Equity Tier One Ratio	8.00%
Minimum Tier One Ratio	9.50%
Minimum Total Regulatory Capital Ratio	11.50%
Capital Abstract [Abstract]
Equity Capital:	₩ 40,080,136	₩ 36,995,181
Tier One Risk Based Capital Abstract [Abstract]
Tier 1 Capital	36,895,778	35,426,114
Common Equity Tier 1 Capital	34,886,283	34,709,873
Additional Tier 1 Capital	2,009,495	716,241
Tier 2 Capital	3,184,358	1,569,067
Risk-weighted assets:	₩ 262,349,242	₩ 255,549,020
Equity Capital (%):	0.1528	0.1448
Tier 1 Capital (%)	0.1406	0.1386
Common Equity Tier 1 Capital (%)	0.133	0.1358